Shareholder Report, Line Graph And Average Annual Return (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
BNY Mellon Asset Allocation Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 19,583	$ 19,583	$ 19,583	$ 16,716	$ 15,545	$ 17,790	$ 14,394	$ 12,763	$ 12,819	$ 11,460	$ 10,257	$ 9,761	$ 10,000
Average Annual Return, Percent		17.15%	8.93%	6.95%
BNY Mellon Asset Allocation Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 19,125	$ 19,125	$ 19,125	16,366	15,254	17,503	14,197	12,618	12,698	11,388	10,214	9,738	10,000
Average Annual Return, Percent		16.86%	8.67%	6.70%
BNY Mellon Asset Allocation Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (broad-based index)
Account Value		$ 11,764	$ 11,764	$ 11,764	10,964	11,096	12,541	12,551	11,788	10,700	10,814	10,761	10,155	10,000
Average Annual Return, Percent	[1]	7.30%	(0.04%)	1.64%
BNY Mellon Asset Allocation Fund | S&P 500® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500® Index (broad-based index)
Account Value		$ 33,875	$ 33,875	$ 33,875	26,646	22,983	25,890	19,738	16,187	15,728	13,144	11,309	10,048	10,000
Average Annual Return, Percent	[1]	27.13%	15.91%	12.97%
BNY Mellon Asset Allocation Fund | Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Account Value		$ 33,875	$ 33,875	$ 33,875	26,646	22,983	25,890	19,738	16,187	15,728	13,144	11,309	10,048	10,000
Average Annual Return, Percent		15.55%	6.95%	5.99%
BNY Mellon Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 11,664	$ 11,664	$ 11,664	10,881	10,996	12,523	12,461	11,702	10,649	10,767	10,674	10,087	10,000
Average Annual Return, Percent		7.20%	(0.07%)	1.55%
BNY Mellon Bond Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,375	$ 11,375	$ 11,375	10,637	10,786	12,311	12,274	11,555	10,543	10,687	10,620	10,062	10,000
Average Annual Return, Percent		6.94%	(0.32%)	1.30%
BNY Mellon Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 11,764	$ 11,764	$ 11,764	10,964	11,096	12,541	12,551	11,788	10,700	10,814	10,761	10,155	10,000
BNY Mellon Bond Fund | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.04%)	1.64%
BNY Mellon Corporate Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 13,702	$ 13,702	$ 13,702	12,443	12,074	13,655	13,093	12,333	11,130	11,184	10,788	10,031	10,000
Average Annual Return, Percent		10.12%	2.13%	3.20%
BNY Mellon Corporate Bond Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 13,372	$ 13,372	$ 13,372	12,172	11,838	13,425	12,906	12,190	11,032	11,112	10,733	10,004	10,000
Average Annual Return, Percent		9.86%	1.87%	2.95%
BNY Mellon Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (broad-based index)
Account Value		$ 11,764	$ 11,764	$ 11,764	10,964	11,096	12,541	12,551	11,788	10,700	10,814	10,761	10,155	10,000
Average Annual Return, Percent	[2]	7.30%	(0.04%)	1.64%
BNY Mellon Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value		$ 12,760	$ 12,760	$ 12,760	11,746	11,537	12,730	12,548	11,794	10,793	10,863	10,658	10,081	10,000
BNY Mellon Corporate Bond Fund | Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent		8.63%	1.59%	2.47%
BNY Mellon Corporate Bond Fund | Bloomberg U.S. Credit Index**
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Account Value		$ 12,760	$ 12,760	$ 12,760	11,746	11,537	12,730	12,548	11,794	10,793	10,863	10,658	10,081	10,000
Average Annual Return, Percent	[3]	8.98%	0.59%	2.47%
BNY Mellon Emerging Markets Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 11,995	$ 11,995	$ 11,995	10,863	10,753	13,841	10,968	9,686	10,162	10,559	8,356	7,372	10,000
Average Annual Return, Percent		10.42%	4.37%	1.84%
BNY Mellon Emerging Markets Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,702	$ 11,702	$ 11,702	10,630	10,538	13,601	10,797	9,568	10,070	10,482	8,316	7,351	10,000
Average Annual Return, Percent		10.08%	4.11%	1.58%
BNY Mellon Emerging Markets Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 12,879	$ 12,879	$ 12,879	11,192	11,054	14,135	11,670	10,193	10,658	10,731	8,617	7,705	10,000
BNY Mellon Emerging Markets Fund | MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		15.07%	4.79%	2.56%
BNY Mellon Income Stock Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 27,098	$ 27,098	$ 27,098	22,712	20,268	19,447	13,499	14,419	14,471	12,550	11,172	9,772	10,000
Average Annual Return, Percent		19.31%	13.44%	10.48%
BNY Mellon Income Stock Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 26,418	$ 26,418	$ 26,418	22,211	19,844	19,105	13,276	14,240	14,326	12,449	11,113	9,736	10,000
Average Annual Return, Percent		18.94%	13.16%	10.20%
BNY Mellon Income Stock Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 24,973	$ 24,973	$ 24,973	20,963	18,764	18,068	12,570	13,489	13,576	11,804	10,522	9,210	9,425
Average Annual Return, Percent		12.23%	11.78%	9.58%
BNY Mellon Income Stock Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		19.13%	13.11%	10.24%
BNY Mellon Income Stock Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 24,846	$ 24,846	$ 24,846	21,031	18,947	18,390	12,897	13,934	14,136	12,392	11,142	9,772	10,000
Average Annual Return, Percent		17.14% [4]	12.27%	9.53%
BNY Mellon Income Stock Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		18.14%	12.27%	9.53%
BNY Mellon Income Stock Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 27,043	$ 27,043	$ 27,043	22,670	20,212	19,410	13,483	14,427	14,468	12,561	11,171	9,772	10,000
Average Annual Return, Percent		19.29%	13.39%	10.46%
BNY Mellon Income Stock Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 2,708,072	$ 2,708,072	$ 2,708,072	2,269,017	2,024,281	1,942,502	1,347,930	1,441,791	1,447,000	1,254,878	1,117,135	977,200	1,000,000
Average Annual Return, Percent		19.35%	13.43%	10.48%
BNY Mellon Income Stock Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 32,955	$ 32,955	$ 32,955	26,031	22,557	25,916	19,596	15,997	15,608	13,026	11,214	10,040	10,000
BNY Mellon Income Stock Fund | MSCI Emerging Markets Index
Account Value [Line Items]
Account Value		$ 25,793	$ 25,793	$ 25,793	20,907	21,238	20,333	13,877	15,373	15,237	13,405	12,093	9,934	10,000
BNY Mellon Income Stock Fund | Russell 1000® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[5]	Russell 1000® Index (broad-based index)
Average Annual Return, Percent	[5]	26.60%	15.55%	12.66%
BNY Mellon Income Stock Fund | Dow Jones U.S. Select Dividend™ Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend™ Index
Account Value		$ 25,793	$ 25,793	$ 25,793	20,907	21,238	20,333	13,877	15,373	15,237	13,405	12,093	9,934	10,000
Average Annual Return, Percent		23.37%	10.90%	9.94%
BNY Mellon Intermediate Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 11,792	$ 11,792	$ 11,792	11,056	10,918	11,731	11,659	11,080	10,444	10,505	10,400	10,039	10,000
Average Annual Return, Percent		6.66%	1.26%	1.66%
BNY Mellon Intermediate Bond Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,499	$ 11,499	$ 11,499	10,815	10,705	11,524	11,476	10,937	10,330	10,418	10,340	10,014	10,000
Average Annual Return, Percent		6.32%	1.01%	1.41%
BNY Mellon Intermediate Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 11,909	$ 11,909	$ 11,909	11,108	11,205	12,774	12,788	11,922	10,700	10,838	10,798	10,110	10,000
BNY Mellon Intermediate Bond Fund | Dow Jones U.S. Select Dividend™ Index
Account Value [Line Items]
Account Value		$ 11,957	$ 11,957	$ 11,957	11,163	11,102	12,094	12,073	11,395	10,539	10,647	10,560	10,147	10,000
BNY Mellon Intermediate Bond Fund | Bloomberg U.S. Government/Credit Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg U.S. Government/Credit Bond Index (broad-based index)
Average Annual Return, Percent	[6]	7.21%	(0.02%)	1.76%
BNY Mellon Intermediate Bond Fund | Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Index
Account Value		$ 11,957	$ 11,957	$ 11,957	11,163	11,102	12,094	12,073	11,395	10,539	10,647	10,560	10,147	10,000
Average Annual Return, Percent		7.11%	0.96%	1.80%
BNY Mellon International Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 15,148	$ 15,148	$ 15,148	13,091	10,738	13,836	11,245	10,562	11,296	10,895	9,094	9,232	10,000
Average Annual Return, Percent		15.71%	7.48%	4.24%
BNY Mellon International Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 14,782	$ 14,782	$ 14,782	12,814	10,534	13,604	11,091	10,436	11,190	10,821	9,048	9,212	10,000
Average Annual Return, Percent		15.36%	7.21%	3.99%
BNY Mellon International Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 16,594	$ 16,594	$ 16,594	13,898	11,786	14,696	11,652	10,979	11,349	10,872	9,242	9,253	10,000
BNY Mellon International Fund | MSCI EAFE® Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Average Annual Return, Percent		19.40%	8.61%	5.20%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 12,101	$ 12,101	$ 12,101	11,473	11,218	12,153	11,812	11,569	10,684	10,718	10,692	10,098	10,000
Average Annual Return, Percent		5.47%	0.90%	1.93%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,801	$ 11,801	$ 11,801	11,217	10,996	11,933	11,635	11,416	10,577	10,637	10,631	10,073	10,000
Average Annual Return, Percent		5.21%	0.67%	1.67%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 12,776	$ 12,776	$ 12,776	12,024	11,813	12,851	12,424	12,045	11,126	11,059	10,958	10,238	10,000
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | MSCI EAFE® Index
Account Value [Line Items]
Account Value		$ 12,470	$ 12,470	$ 12,470	11,851	11,645	12,554	12,251	11,837	10,918	10,957	10,837	10,195	10,000
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | S&P Municipal Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[7]	S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[7]	6.25%	1.19%	2.48%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Intermediate Index
Account Value		$ 12,470	$ 12,470	$ 12,470	11,851	11,645	12,554	12,251	11,837	10,918	10,957	10,837	10,195	10,000
Average Annual Return, Percent		5.22%	1.05%	2.23%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 24,084	$ 24,084	$ 24,084	20,707	18,739	22,802	16,505	14,448	14,674	12,180	10,767	10,015	10,000
Average Annual Return, Percent		16.31%	10.76%	9.19%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 23,515	$ 23,515	$ 23,515	20,268	18,395	22,433	16,276	14,286	14,533	12,098	10,717	9,992	10,000
Average Annual Return, Percent		16.02%	10.48%	8.93%
BNY Mellon Mid Cap Multi-Strategy Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 32,069	$ 32,069	$ 32,069	25,423	22,153	25,546	19,202	15,812	15,608	12,980	11,184	10,036	10,000
BNY Mellon Mid Cap Multi-Strategy Fund | S&P Municipal Bond Investment Grade Intermediate Index
Account Value [Line Items]
Account Value		$ 24,960	$ 24,960	$ 24,960	20,772	19,166	22,500	15,930	14,651	14,572	12,361	10,993	10,002	10,000
BNY Mellon Mid Cap Multi-Strategy Fund | Russell 3000® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[8]	Russell 3000® Index (broad-based index)
Average Annual Return, Percent	[8]	26.14%	15.19%	12.36%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		20.16%	11.24%	9.58%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap® Growth Index**
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent	[9]	19.07%	10.50%	10.61%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap® Value Index**
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Account Value		$ 24,960	$ 24,960	$ 24,960	20,772	19,166	22,500	15,930	14,651	14,572	12,361	10,993	10,002	10,000
Average Annual Return, Percent	[9]	20.19%	10.80%	8.31%
BNY Mellon Municipal Opportunities Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 13,404	$ 13,404	$ 13,404	12,376	12,062	13,459	12,573	12,352	11,461	11,098	10,976	10,220	10,000
Average Annual Return, Percent		8.31%	1.65%	2.97%
BNY Mellon Municipal Opportunities Fund | Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 13,085	$ 13,085	$ 13,085	12,100	11,833	13,236	12,396	12,208	11,356	11,024	10,920	10,193	10,000
Average Annual Return, Percent		8.14%	1.40%	2.73%
BNY Mellon Municipal Opportunities Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 12,776	$ 12,776	$ 12,776	12,024	11,813	12,851	12,424	12,045	11,126	11,059	10,958	10,238	10,000
BNY Mellon Municipal Opportunities Fund | S&P Municipal Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[10]	S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[10]	6.25%	1.19%	2.48%
BNY Mellon Municipal Opportunities Fund | Russell Midcap® Value Index**
Account Value [Line Items]
Account Value		$ 12,709	$ 12,709	$ 12,709	11,979	11,779	12,891	12,467	12,076	11,107	11,053	10,957	10,252	10,000
BNY Mellon Municipal Opportunities Fund | Bloomberg U.S. Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Account Value		$ 12,709	$ 12,709	$ 12,709	11,979	11,779	12,891	12,467	12,076	11,107	11,053	10,957	10,252	10,000
Average Annual Return, Percent		6.09%	1.02%	2.43%
BNY Mellon National Intermediate Municipal Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 12,259	$ 12,259	$ 12,259	11,606	11,364	12,371	11,971	11,674	10,783	10,788	10,724	10,123	10,000
Average Annual Return, Percent		5.63%	0.98%	2.06%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,949	$ 11,949	$ 11,949	11,349	11,131	12,158	11,786	11,522	10,676	10,708	10,671	10,090	10,000
Average Annual Return, Percent		5.29%	0.73%	1.80%
BNY Mellon National Intermediate Municipal Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 12,776	$ 12,776	$ 12,776	12,024	11,813	12,851	12,424	12,045	11,126	11,059	10,958	10,238	10,000
BNY Mellon National Intermediate Municipal Bond Fund | S&P Municipal Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[11]	S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[11]	6.25%	1.19%	2.48%
BNY Mellon National Intermediate Municipal Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Intermediate Index
Account Value		$ 12,470	$ 12,470	$ 12,470	11,851	11,645	12,554	12,251	11,837	10,918	10,957	10,837	10,195	10,000
Average Annual Return, Percent		5.22%	1.05%	2.23%
BNY Mellon National Intermediate Municipal Bond Fund | Bloomberg U.S. Municipal Bond Index
Account Value [Line Items]
Account Value		$ 12,470	$ 12,470	$ 12,470	11,851	11,645	12,554	12,251	11,837	10,918	10,957	10,837	10,195	10,000
BNY Mellon National Short-Term Municipal Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 11,144	$ 11,144	$ 11,144	10,659	10,483	10,826	10,716	10,543	10,233	10,215	10,138	10,017	10,000
Average Annual Return, Percent		4.55%	1.11%	1.09%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 10,866	$ 10,866	$ 10,866	10,419	10,272	10,636	10,554	10,409	10,127	10,134	10,082	9,985	10,000
Average Annual Return, Percent		4.29%	0.86%	0.83%
BNY Mellon National Short-Term Municipal Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 12,776	$ 12,776	$ 12,776	12,024	11,813	12,851	12,424	12,045	11,126	11,059	10,958	10,238	10,000
BNY Mellon National Short-Term Municipal Bond Fund | S&P Municipal Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[12]	S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[12]	6.25%	1.19%	2.48%
BNY Mellon National Short-Term Municipal Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index
Account Value [Line Items]
Account Value		$ 11,387	$ 11,387	$ 11,387	10,911	10,746	11,037	10,949	10,693	10,345	10,316	10,213	10,062	10,000
BNY Mellon National Short-Term Municipal Bond Fund | S&P Municipal Bond Investment Grade Short Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Short Index
Account Value		$ 11,387	$ 11,387	$ 11,387	10,911	10,746	11,037	10,949	10,693	10,345	10,316	10,213	10,062	10,000
Average Annual Return, Percent		4.36%	1.26%	1.31%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 12,107	$ 12,107	$ 12,107	11,468	11,228	12,294	11,813	11,673	10,780	10,804	10,771	10,133	10,000
Average Annual Return, Percent		5.57%	0.73%	1.93%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,808	$ 11,808	$ 11,808	11,213	10,995	12,080	11,637	11,527	10,673	10,714	10,707	10,098	10,000
Average Annual Return, Percent		5.31%	0.48%	1.68%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 12,776	$ 12,776	$ 12,776	12,024	11,813	12,851	12,424	12,045	11,126	11,059	10,958	10,238	10,000
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | S&P Municipal Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[13]	S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[13]	6.25%	1.19%	2.48%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Intermediate Index
Account Value		$ 12,470	$ 12,470	$ 12,470	11,851	11,645	12,554	12,251	11,837	10,918	10,957	10,837	10,195	10,000
Average Annual Return, Percent		5.22%	1.05%	2.23%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | S&P Municipal Bond Investment Grade Short Index
Account Value [Line Items]
Account Value		$ 12,470	$ 12,470	$ 12,470	11,851	11,645	12,554	12,251	11,837	10,918	10,957	10,837	10,195	10,000
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 12,102	$ 12,102	$ 12,102	11,504	11,281	12,286	11,939	11,627	10,757	10,733	10,674	10,074	10,000
Average Annual Return, Percent		5.20%	0.80%	1.93%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,803	$ 11,803	$ 11,803	11,247	11,057	12,063	11,752	11,473	10,640	10,653	10,621	10,040	10,000
Average Annual Return, Percent		4.94%	0.57%	1.67%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 12,776	$ 12,776	$ 12,776	12,024	11,813	12,851	12,424	12,045	11,126	11,059	10,958	10,238	10,000
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | S&P Municipal Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[14]	S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[14]	6.25%	1.19%	2.48%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Intermediate Index
Account Value		$ 12,470	$ 12,470	$ 12,470	11,851	11,645	12,554	12,251	11,837	10,918	10,957	10,837	10,195	10,000
Average Annual Return, Percent		5.22%	1.05%	2.23%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 11,089	$ 11,089	$ 11,089	10,488	10,350	10,756	10,772	10,463	10,098	10,134	10,108	10,031	10,000
Average Annual Return, Percent		5.73%	1.17%	1.04%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 10,823	$ 10,823	$ 10,823	10,262	10,151	10,573	10,612	10,330	9,999	10,068	10,058	10,007	10,000
Average Annual Return, Percent		5.47%	0.94%	0.80%
BNY Mellon Short-Term U.S. Government Securities Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 11,909	$ 11,909	$ 11,909	11,108	11,205	12,774	12,788	11,922	10,700	10,838	10,798	10,110	10,000
BNY Mellon Short-Term U.S. Government Securities Fund | Bloomberg U.S. Government/Credit Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[15]	Bloomberg U.S. Government/Credit Bond Index (broad-based index)
Average Annual Return, Percent	[15]	7.21%	(0.02%)	1.76%
BNY Mellon Short-Term U.S. Government Securities Fund | S&P Municipal Bond Investment Grade Intermediate Index
Account Value [Line Items]
Account Value		$ 11,410	$ 11,410	$ 11,410	10,774	10,637	11,084	11,067	10,695	10,243	10,248	10,191	10,084	10,000
BNY Mellon Short-Term U.S. Government Securities Fund | Bloomberg U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government 1-3 Year Bond Index
Account Value		$ 11,410	$ 11,410	$ 11,410	10,774	10,637	11,084	11,067	10,695	10,243	10,248	10,191	10,084	10,000
Average Annual Return, Percent		5.90%	1.30%	1.33%
BNY Mellon Small Cap Multi-Strategy Fund | Class M
Account Value [Line Items]
Line Graph and Table Measure Name		Class M Shares
Account Value		$ 21,501	$ 21,501	$ 21,501	19,552	19,140	22,315	16,402	14,089	15,999	12,405	10,585	10,133	10,000
Average Annual Return, Percent		9.97%	8.82%	7.96%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares –
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 20,981	$ 20,981	$ 20,981	19,129	18,776	21,935	16,167	13,913	15,846	12,320	10,535	10,113	10,000
Average Annual Return, Percent		9.68%	8.56%	7.69%
BNY Mellon Small Cap Multi-Strategy Fund | Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 32,069	$ 32,069	$ 32,069	25,423	22,153	25,546	19,202	15,812	15,608	12,980	11,184	10,036	10,000
BNY Mellon Small Cap Multi-Strategy Fund | Russell 3000® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[16]	Russell 3000® Index (broad-based index)
Average Annual Return, Percent	[16]	26.14%	15.19%	12.36%
BNY Mellon Small Cap Multi-Strategy Fund | Bloomberg U.S. Government 1-3 Year Bond Index
Account Value [Line Items]
Account Value		$ 21,656	$ 21,656	$ 21,656	18,280	17,468	21,271	14,462	13,641	15,659	12,482	10,862	10,003	10,000
BNY Mellon Small Cap Multi-Strategy Fund | Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		18.47%	9.68%	8.03%
BNY Mellon Small Cap Multi-Strategy Fund | Russell 2000® Growth Index**
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	[17]	17.67%	8.35%	8.21%
BNY Mellon Small Cap Multi-Strategy Fund | Russell 2000® Value Index**
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 21,656	$ 21,656	$ 21,656	$ 18,280	$ 17,468	$ 21,271	$ 14,462	$ 13,641	$ 15,659	$ 12,482	$ 10,862	$ 10,003	$ 10,000
Average Annual Return, Percent	[17]	19.25%	10.38%	7.46%

[1]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[2]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[3]	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.
[4]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[5]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[6]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[7]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[8]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[9]

Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.

[10]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[11]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[12]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[13]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[14]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[15]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[16]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[17]	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.